Investment in Master Trust - Schedule of Investment Income for Master Trust (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net investment appreciation	$ 914,202
Interest and dividend income	152,929
Total	$ 1,067,131
Plan's percentage of investment income from the Master Trust	35.00%